Investor A C Institutional and Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK GLOBAL ALLOCATION FUND, INC. - Investor C	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,044
Expense Example, No Redemption, 10 Years	$ 2,054